Financial Debt - Recoverable Cash Advances And Other Loans (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Financial Debt
Recoverable cash advances - Non-current	€ 8,600	€ 8,373
Recoverable cash advances - Current	575	301
Total recoverable cash advances	9,175	8,674	€ 8,887	€ 8,431
Other loan - current	20	63
Total other loan	20	63
Non-current	8,600	8,373
Current	595	364
Total Financial Debt	€ 9,195	€ 8,737